Significant Accounting Policies - Earnings Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Earnings per share
Earnings per share, amount			1,710,456
Convertible preferred shares
Earnings per share
Earnings per share, amount	9,777,384	9,777,384
Stock options
Earnings per share
Earnings per share, amount	1,710,456	1,683,331